Business combinations	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
Set out below is a reconciliation of movements of consideration paid to cash flows used in investing activities:

2024 £’000
Payment for acquisition of GalaxE, net of cash acquired	216,559
Payment for acquisition of EQ Tek, net of cash acquired	12,505
Payment for acquisition of TLM, net of cash acquired	3,054
Acquisition of TLM - cash paid in respect with contingent consideration	342
Acquisition of BAC - cash paid in respect with deferred consideration	1,278
Acquisition of Lexicon - cash paid in respect with contingent consideration	2,372
Total payments for acquisitions of subsidiaries, net of cash acquired	236,110
Other changes
Acquisition of EQ Tek - accounts completion pending settlement	(509)
Total acquisition - other related changes	(509)
Total cash consideration disclosed in note 15	235,601

Acquisition of GalaxE
On 29 February 2024, the Group entered into a Share Purchase Agreement (the “GalaxE Purchase Agreement”) pursuant to which it acquired all the issued and outstanding equity of GalaxE. The Group, headquartered in New Jersey, is a global IT and business solutions provider with particular focus on the US healthcare sector but also has a sizeable offshore delivery operation in India.
The acquisition was subject to the completion of customary closing conditions and approvals, including the expiration of the required waiting period under the U.S. Hart-Scott-Rodino Antitrust Improvements Act of 1976, the control on the Group being obtained on 10 April 2024 (the “GalaxE Acquisition date”).
The acquisition accounting for the GalaxE acquisition was considered provisional as at 30 June 2024 pending final conclusion on the fair value of total consideration transferred, fair value of net assets acquired and resulting goodwill.
The consideration includes elements of cash, equity and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

Provisional £’000
Initial cash consideration	223,045
Equity consideration	13,778
Fair value of contingent consideration	4,443
Total consideration transferred	241,266
Under the GalaxE Share Purchase Agreement, the Group paid the former equity holders of GalaxE a cash purchase price of £223.0 million, subject to post-closing adjustments on the cash, debt and working capital of GalaxE. 545,802 Class A shares were issued to the Sellers subject to a lock-up period of 2 years with a fair value of equity consideration of £13.8 million, using a share price at acquisition date of £25.24.
The Group also recognised contingent consideration with a fair value of £4.4 million upon fulfillment of certain earn-out conditions related to revenue of GalaxE and use of GxFource into the existing business during the earn-out period ending 31 December 2024. Management estimated 19% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income.
During the reporting period, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payment. This resulted in an additional charge of £1.2 million, including discount unwind, recognised under fair value movement of financial liabilities in the consolidated statement of comprehensive income for the period (see note 9) which represents a payout of approximately 25% of the total contingent consideration.
Under the GalaxE Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain GalaxE employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net liabilities acquired is as follows:

	Carrying Value £’000	Provisional Fair Value Adjustments £'000	Provisional Fair Value £'000
Intangible assets - client relationships	—	66,287	66,287
Software - own work capitalised	37,554	(28,176)	9,378
Property, plant and equipment	480	—	480
Right of use assets	4,125	—	4,125
Deferred tax asset	474	6,179	6,653
Cash and cash equivalents	6,486	—	6,486
Trade and other receivables	19,837	(1,079)	18,758
Lease liabilities	(4,133)	—	(4,133)
Borrowings	(48,566)	—	(48,566)
Trade and other payables	(43,420)	—	(43,420)
Corporation tax payable	(37)	(3,558)	(3,595)
Deferred tax liability	—	(23,433)	(23,433)
Fair value of net liabilities acquired	(27,200)	16,220	(10,980)
Other than intangible assets and taxes, the fair value approximates to the carrying value of the net liabilities acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
As the purchase price allocation was not finalised at 30 June 2024, management estimated the fair value of the client relationships by applying an assumed client relationship fair value as a proportion of the total consideration transferred based on comparable historical acquisitions.
Deferred tax
The deferred tax liability at acquisition is made up of £18.1 million on the client relationships and £2.6 million on the software - own work capitalised, which had respective book value bases of £66.3 million and £9.4 million, respectively, and tax bases of nil at the date of acquisition. Additionally we have recognised a deferred tax liability in the amount of £2.7 million in relation to withholding tax exposures on unremitted overseas earnings.
The deferred tax asset at acquisition of £6.7 million relates mainly to US tax losses created by acquisition expenses. This deferred tax asset is recognised as the existence of the deferred tax liability on the client relationship is evidence that it is probable that future taxable profits will be generated against which this asset can be utilised.

Goodwill
Goodwill arising from the acquisition has been recognised as follows:

Provisional £’000
Consideration transferred	241,266
Fair value of net liabilities acquired	10,980
Goodwill	252,246
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Loss of GalaxE from the GalaxE Acquisition Date to 30 June 2024:

£’000
Revenue	23,596
Loss	(1,840)
Management’s estimate of Revenue and Loss of GalaxE for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	121,984
Loss	(6,189)
Acquisition-related costs:

£’000
Legal and professional fees	1,678
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.
Acquisition of EQ Tek

On 27 February 2024, (the “EQ Tek Acquisition date”), the Group entered into a Share Purchase Agreement (the “EQ Tek Purchase Agreement”) pursuant to which it acquired all the issued equity of EQ Tek spółka z ograniczoną odpowiedzialnością, headquartered in Krakow, Poland. EQ Tek is a software R&D and support function for key technology platforms and connected applications.
The acquisition accounting of the EQ Tek acquisition was considered final at 30 June 2024.
The consideration includes elements of cash and deferred consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

Final £’000
Initial cash consideration	13,881
Fair value of deferred consideration	943
Total consideration transferred	14,824
Under the EQ Tek Share Purchase Agreement, the Group paid the former equity holders of EQ Tek a cash purchase price of £13.9 million, including post-closing adjustments on the cash, debt and working capital of EQ Tek. In addition, the Group recognised deferred consideration with a fair value of £0.9 million attributed to a holdback amount, payable within 18 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Property, plant and equipment	336
Cash and cash equivalents	1,885
Trade and other receivables	1,848
Trade and other payables	(1,932)
Corporation tax payable	(638)
Fair value of net assets acquired	1,499
The fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	14,824
Fair value of net assets acquired	(1,499)
Goodwill	13,325
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Profit of EQ Tek from the EQ Tek Acquisition Date to 30 June 2024:

£’000
Revenue	5,102
Profit	615
Management’s estimate of Revenue and Profit of EQ Tek for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	15,305
Profit	1,727
Acquisition-related costs:

£’000
Legal and professional fees	49
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.

Acquisition of TLM
On 3 August 2023, (the “TLM Acquisition date”), the Group entered into a Share Purchase Agreement (the “TLM Purchase Agreement”) pursuant to which it acquired all the issued and outstanding equity of TLM, headquartered in United States. TLM is a multinational firm that provides outsourced development services across design, engineering and art/animation for PC and console video games and other digital entertainment. TLM has particular expertise in highly complex areas of cross-play, middleware, physics, engine-level tools and technical art.
The acquisition accounting of the TLM acquisition was considered final at 30 June 2024 .
The consideration includes elements of cash, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	3,214
Fair value of deferred consideration	741
Fair value of contingent consideration - tax refund	296
Fair value of contingent consideration	4,082
Total consideration transferred	8,333
Under the TLM Share Purchase Agreement, the Group paid the former equity holders of TLM a cash purchase price of £3.2 million, including post-closing adjustments on the cash, debt and working capital of TLM. In addition, the Group recognised deferred consideration with a fair value of £0.7 million attributed to a holdback amount, payable within 18 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £4.1 million upon fulfillment of certain earn-out conditions related to revenue and EBITDA of TLM during the earn-out period. Management estimated 40% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income.
During the reporting period, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payment. As result of not achieving the earn-out targets on both EBITDA and revenue in the year, we recognised a fair value gain in the consolidated statements of comprehensive income for the period (see Note 10) for a total amount of £4.1 million, including discount unwind, which is recognised within Finance income.
Under the TLM Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain TLM employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net liabilities acquired is as follows:

£’000
Intangible assets - client relationships	2,106
Property, plant and equipment	88
Deferred tax asset	633
Cash and cash equivalents	160
Trade and other receivables	1,106
Borrowings	(5,740)
Trade and other payables	(3,843)
Deferred tax liability	(537)
Fair value of net liabilities acquired	(6,027)
Other than intangible assets, the fair value approximates to the carrying value of the net liabilities acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The multi-period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used as assumptions: customer attrition, discount rates and the contribution of other tangible and intangible assets to the cash flows. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £0.5 million based on a book value base of £2.1 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	8,333
Fair value of net liabilities acquired	6,027
Goodwill	14,360
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Loss of TLM from the TLM Acquisition Date to 30 June 2024:

£’000
Revenue	5,262
Loss	(7,803)
Management’s estimate of Revenue and Loss of TLM for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	5,742
Loss	(8,152)
Acquisition-related costs:

£’000
Legal and professional fees	769
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.
Acquisition of DEK
On 9 June 2023, (the “DEK Acquisition date”), the Group entered into a Share Purchase Agreement (the “DEK Purchase Agreement”) pursuant to which it acquired all the issued and outstanding equity of DEK, headquartered in Melbourne, Australia with additional offices in Ho Chi Minh, Vietnam and Stockholm, Sweden. DEK is a multinational firm that develops cutting-edge software solutions across a range of applications, including embedded systems, real-time solutions, telecoms and data communications. DEK’s expertise spans several industry sectors with the most prominent being telecommunications. One of its longstanding clients is one of the world’s largest networking and telecommunication equipment and services companies. Other clients include Australia’s largest telecoms company and a publicly listed artificial intelligence technology company.
The acquisition accounting of the DEK acquisition was considered final at 30 June 2024.
The consideration includes elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	44,272	(1,269)	43,003
Equity consideration	5,337	—	5,337
Fair value of deferred consideration	2,468	—	2,468
Fair value of contingent consideration	5,071	—	5,071
Total consideration transferred	57,148	(1,269)	55,879
Under the DEK Share Purchase Agreement, the Group paid the former equity holders of DEK a cash purchase price of £43.0 million, including post-closing adjustments on the cash, debt and working capital of DEK. 146,572 Class A shares were issued to the Sellers subject to a lock-up period with a fair value of equity consideration of £5.3 million, using a share price at acquisition date of £36.41. In addition, the Group recognised deferred consideration with a fair value of £2.5 million attributed to a holdback amount, payable within 24 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £5.1 million upon successfully renegotiating a rate card uplift related to one of DEK’s clients. The payout is all or nothing. Management estimated a 95% payout probability of the contingent consideration and 5% probability that the earn-out condition will be missed. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income.
During the reporting period, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payment. As a result of not achieving a rate card uplift by the deadline in the Purchase Agreement, we recognised a fair value gain in the consolidated statements of comprehensive income for the period (see Note 10) for a total amount of £5.1 million, including discount unwind, which is recognised within Finance income.
Under the DEK Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain DEK employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - client relationships	16,459	(743)	15,716
Property, plant and equipment	354	—	354
Right of use assets	4,667	—	4,667
Deferred tax asset	—	641	641
Cash and cash equivalents	10,817	—	10,817
Trade and other receivables	13,006	385	13,391
Corporation tax receivable	368	(200)	168
Lease liabilities	(4,752)	—	(4,752)
Trade and other payables	(24,550)	(669)	(25,219)
Corporation tax payable	(659)	659	—
Deferred tax liability	(4,197)	189	(4,008)
Fair value of net assets acquired	11,513	262	11,775
Other than intangible assets, the fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used as assumptions: customer attrition, discount rates and the contribution of other tangible and intangible assets to the cash flows. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £4.2 million based on a book value base of £16.5 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	57,148	(1,269)	55,879
Fair value of net assets acquired	(11,513)	(262)	(11,775)
Goodwill	45,635	(1,531)	44,104
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents modus operandi of all the assets combined, which generates profits.
Revenue and Profit of DEK from the DEK Acquisition Date to 30 June 2023:

£’000
Revenue	1,703
Profit	371
Management’s estimate of Revenue and Profit of DEK for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	29,030
Profit	3,273
Acquisition-related costs:

£’000
Legal and professional fees	895
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.
Acquisition of Mudbath
On 10 May 2023 (the “Mudbath Acquisition date”), the Group entered into a Share Purchase Agreement (the “Mudbath Purchase Agreement”) pursuant to which it acquired all of the issued and outstanding equity of Mudbath & Co. Pty Ltd (“Mudbath”), headquartered in Newcastle, Australia. Mudbath is an Australian-based technology firm specialising in strategy, design and engineering services. Mudbath partners with businesses to build new digital solutions, enhance user experiences and accelerate digital transformation programs across enterprise systems, web and mobile products using their proven agile delivery methodology. Mudbath’s clients span broad industry verticals, including retail, mining (and adjacent activities including rail and tools), health, insurance, banking and travel. Mudbath’s employees are based primarily in Newcastle, Sydney and Melbourne, Australia.
The acquisition accounting of the Mudbath acquisition was considered final at 30 June 2024.
The consideration includes elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	7,361	(30)	7,331
Equity consideration	2,831	—	2,831
Fair value of deferred consideration	1,084	—	1,084
Fair value of contingent consideration	3,823	—	3,823
Total consideration transferred	15,099	(30)	15,069
Under the Mudbath Share Purchase Agreement, the Group paid the former equity holders of Mudbath a cash purchase price of £7.3 million, including post-closing adjustments on the cash, debt and working capital of Mudbath. 70,866 Class A shares were issued to the Sellers subject to a lock-up period with a fair value of equity consideration of £2.8 million, using a share price at acquisition date of £39.94. In addition, the Group recognised deferred consideration with a fair value of £1.1 million attributed to a holdback amount, payable within 18 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £3.8 million upon fulfillment of certain earn-out conditions related to revenue and EBITDA of Mudbath during the earn-out period. Management estimated a 70% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income.
During the reporting period, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payout. This resulted in a gain of £1.5 million, including discount unwind, recognised in the consolidated statement of comprehensive income for the period, equivalent to a payout of 37% of the total contingent consideration.
Under the Mudbath Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain Mudbath employees. As all restricted share units are based on continued service provided to the post-
combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - client relationships	2,997	—	2,997
Property, plant and equipment	29	—	29
Deferred tax asset	133	129	262
Cash and cash equivalents	546	—	546
Trade and other receivables	818	—	818
Trade and other payables	(1,236)	—	(1,236)
Corporation tax payable	(55)	(121)	(176)
Deferred tax liability	(899)	—	(899)
Fair value of net assets acquired	2,333	8	2,341
Other than intangible assets, the fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used customer attrition and discount rates as critical assumptions. The contribution of other tangible and intangible assets to the cash flows were also used as inputs in the fair value determination exercise, but they are not considered to be critical assumptions. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £0.9 million based on a book value base of £3.0 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	15,099	(30)	15,069
Fair value of net assets acquired	(2,333)	(8)	(2,341)
Goodwill	12,766	(38)	12,728
The goodwill, which is not tax deductible, arising from the acquisition includes elements such as: new client relationships anticipated to arise post-acquisition, an experienced workforce and proportion of it that is, by its very nature, unidentifiable, and represents the modus operandi of all the assets combined, which generate profits.
Revenue and Profit of Mudbath from the Mudbath Acquisition Date to 30 June 2023:

£’000
Revenue	2,019
Profit	297
Management’s estimate of Revenue and Profit of Mudbath for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	10,086
Profit	127
Acquisition-related costs:

£’000
Legal and professional fees	277
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.

Acquisition of Lexicon
On 6 October 2022 (the “Lexicon Acquisition date”), the Group entered into a Share Purchase Agreement (the “Lexicon Purchase Agreement”) pursuant to which it acquired all of the issued and outstanding equity of Lexicon Digital Pty Ltd, Lexicon Consolidated Holdings Pty Ltd and Lexicon Vietnam Company Ltd, headquartered in Melbourne, Australia, and all issued and outstanding units in the Lexicon Digital Trust (“Lexicon”). Lexicon is an Australian-based technology consulting, design and engineering firm who partners with clients to build new digital solutions or accelerate digital transformation programs across enterprise systems, products and IoT using an agile delivery methodology. Lexicon’s clients include Australia’s market leaders in the insurance and wealth management sectors and an array of companies in other sectors, including entertainment, retail, agribusiness and automotive.
The acquisition accounting of the Lexicon acquisition was considered final at 30 June 2023.
The consideration includes elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	32,025
Equity consideration	9,975
Fair value of deferred consideration	1,416
Fair value of contingent consideration	5,877
Total consideration transferred	49,293
Under the Lexicon Share Purchase Agreement, the Group paid the former equity holders of Lexicon a cash purchase price of £32.0 million, including post-closing adjustments on the cash, debt and working capital of Lexicon. 144,926 Class A shares were issued to the Sellers subject to a lock-up period with a fair value of equity consideration of £10.0 million, using a share price at acquisition date of £68.83. In addition, the Group recognised deferred consideration with a fair value of £1.4 million attributed to a holdback amount, payable within 24 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £5.9 million upon fulfillment of certain earn-out conditions related to revenue and EBITDA of Lexicon during the earn-out period. Management estimated 59% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income. During the year ended 30 June 2023, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payout. This resulted in a gain of £3.3 million recognised in the consolidated statement of comprehensive income for the period, equivalent to 23% payout of the total contingent consideration.
Under the Lexicon Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain Lexicon employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - client relationships	4,530
Property, plant and equipment	51
Right of use assets	299
Deferred tax asset	136
Cash and cash equivalents	1,824
Trade and other receivables	2,098
Lease liabilities	(319)
Trade and other payables	(1,192)
Corporation tax payable	(825)
Deferred tax liability	(1,359)
Fair value of net assets acquired	5,243
Other than intangible assets, the fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used customer attrition and discount rates as critical assumptions. The contribution of other tangible and intangible assets to the cash flows were also used as inputs in the fair value determination exercise, but they are not considered to be critical assumptions. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £1.4 million based on a book value base of £4.5 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	49,293
Fair value of net assets acquired	(5,243)
Goodwill	44,050
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Profit of Lexicon from the Lexicon Acquisition Date to 30 June 2023:

£’000
Revenue	11,867
Profit	605
Management’s estimate of Revenue and Profit of Lexicon for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	16,269
Profit	1,061
Acquisition-related costs:

£’000
Legal and professional fees	770
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.

Acquisition of Business Agility Consulting
On 8 February 2022 (the “BAC Acquisition date”), the Group entered into a Share Purchase Agreement (the “BAC Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Business Agility Consulting (“BAC”). BAC is a U.K.-based insurance software implementation specialist. The combination of BAC’s modern insurance platform expertise, combined with Endava’s broader technology capabilities and scale, creates a compelling proposition which is well placed to capture transformation opportunities.
The acquisition accounting of the BAC acquisition was considered final at 30 June 2022.
The consideration includes elements of cash, equity and deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	5,400
Equity consideration	1,505
Fair value of deferred consideration	1,225
Fair value of contingent consideration	6,901
Total consideration transferred	15,031
Under the BAC Purchase Agreement, the Group paid the former equity holder of BAC a cash purchase price of £5.4 million. 15,874 Class A shares are to be issued to the Seller subject to a lock-up period with a fair value of equity consideration of £1.5 million, using a share price at acquisition date of £94.80. In addition, the Group recognised a fair value of £1.2 million deferred consideration attributed to a holdback amount, payable within 20 months of the acquisition date, out of which £0.2 million has been settled by the end of the year ended 30 June 2022 and no additional deferred consideration was settled in the year ended 30 June 2023. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £6.9 million upon the fulfillment of certain earn-out conditions related to revenue and EBITDA of BAC during the earn-out period. Management estimated 95% payout of the contingent consideration in determining its fair value. The fair value was determined by applying an appropriate discount rate to the contingent consideration payouts based on projected levels of revenue and EBITDA. The discount rate used embeds the fulfilment risk included projections. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income. During the year ended 30 June 2023, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payout. This resulted in a gain of £7.3 million, including discount unwind, recognised in the consolidated statement of comprehensive income for the period, equivalent to a payout of nil of the total contingent consideration.
Under the BAC Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain BAC employees. £1.5 million worth of restricted share units under the 2018 Equity Incentive Plan were granted on completion of the acquisition, which vest over either a 4-year or 3-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets	9
Intangible assets - Client relationships	1,240
Property, plant and equipment	12
Cash and cash equivalents	576
Trade and other receivables	930
Corporation tax receivable	115
Trade and other payables	(335)
Deferred tax liability	(296)
Fair value of net assets acquired	2,251
Other than intangible assets, the fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. An estimate was made by the Group regarding the amount of future revenues that could be attributed to BAC’s clients that existed as of the acquisition date. This revenue projection was based on management’s expectation of future revenue streams. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than client relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were discounted to a present value.
Deferred tax
The deferred tax liability at acquisition on the client relationship was £0.3 million based on a book value base of £1.2 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	15,031
Fair value of net assets acquired	(2,251)
Goodwill	12,780
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and synergies achievable by combining BAC’s expertise in the insurance field with Endava’s broader software engineering experience and market presence. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Loss of BAC from the BAC Acquisition Date to 30 June 2022:

£’000
Revenue	1,790
Loss	112
Management’s estimate of Revenue and Profit of BAC for the reporting period ended 30 June 2022 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	4,391
Profit	227
Acquisition Related Costs:

£’000
Legal and professional fees	292
Stamp duty	87
Total	379
Acquisition related costs are expensed as incurred and presented under selling, general and administrative expenses.